SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 1998 FOR LORD ABBETT DEVELOPING GROWTH FUND, INC.

SUPPLEMENT EFFECTIVE DATE:  JULY 1, 1998
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                               LORD, ABBETT & Co.
                              Investment Management

                                    [LOGO](R)

                           A Tradition of Performance
                          Through Disciplined Investing

                                  -----------

                   Lord Abbett Developing Growth Fund, Inc.
                               Management Overview

                                       for

                       CITY OF DALLAS INVESTMENT COMMITTEE


                                           Stephen J. McGruder
                                           Senior Portfolio Manager

                                           Daria L. Foster
                                           Partner

                                           March 20, 1998

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

-----------------
TABLE OF CONTENTS
-----------------

      Section

          I.    Lord Abbett Overview

          II.   Investment Philosophy and Process

          III.  Portfolio Characteristics

          IV.   Performance

          V.    Distinguishing Characteristics

          VI.   Appendix

                o     Lord Abbett Developing Growth Fund Investment Team

                o     Representative Portfolio

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

------------------------
LORD ABBETT ORGANIZATION
------------------------


                   Independent Partnership Founded in 1929


                Firm's Sole Business Is Investment Management


       On-Going Commitment to Developing Long-Term Client Relationships


               Over 60 Years of Experience in Equity Management


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                                    page one

-----------------------
ASSETS UNDER MANAGEMENT (As of 1/98)
-----------------------
      ($25.0 Billion)

     [The following was represented as a pie chart in the printed material]

            Equity            ($14.5 Billion)

            Fixed Income      ($10.5 Billion)

--------------------------
REPRESENTATIVE CLIENT LIST
--------------------------

Corporate
---------------------------------------
Allegheny Teledyne Incorporated
Allied Signal Inc.
Asante Health System
Bob Evans Farms Inc.
Carolina Power & Light Company
Cincinnati Milacron Inc.
The Coastal Corporation
Elf-Aquitaine Inc.
Fleetwood Enterprises, Inc.
Fuji Bank
Glen-Gery Corp.
Guthrie Healthcare System
Liz Claiborne, Inc.
MediCorp Health System
Niagara Mohawk Power Corp.
Northern States Power Corp.
Pepsi-Cola Allied Bottlers, Inc.
Ridgewood Savings Bank
South Carolina Electric & Gas Company
West Jersey Health System

Colleges and Universities
---------------------------------------
Presbyterian College
Rutgers University, State of New Jersey

Endowment
---------------------------------------
American Booksellers Association
Chautauqua Region Community Foundation
Japanese American Citizen's League

Foundation
---------------------------------------
The Anschutz Foundation
Rogue Valley Medical Center Foundation
Liz Claiborne Foundation

Insurance
---------------------------------------
Michigan Construction Industry
School Employers' Group
Indianapolis Life & Annuity Company

Public
---------------------------------------
City of Lakeland, Florida
New York State Common Retirement System
Pennsylvania State Employes' Retirement System
Seminole, Florida Firefighters

Taft Hartley/Union
---------------------------------------
ABC-NABET Retirement Trust Plan
Carriers Container Council
Hospital Workers Local #144
Manhattan & Bronx Surface Transit Oper. Auth.
Painting Industry District Council #6

Religious
---------------------------------------
Archdiocese of San Antonio
Diocese of Victoria


                Please see end notes for additional information.
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                                    page two

-------------------------
EQUITY PROFESSIONAL STAFF
-------------------------
                                                                        Years of
                                                                      Experience

         Robert S. Dow - Managing Partner, Chief Investment Officer ....  25

         EQUITY MANAGEMENT
         Robert G. Morris - Director of Equity Investments .............  26
         William D. Cohen ..............................................   8
         Robert P. Fetch ...............................................  21
         Daniel H. Frascarelli .........................................  14
         W. Thomas Hudson, Jr ..........................................  32
         Harvey S. Kupferman ...........................................  38
         Stephen J. McGruder* ..........................................  28
         E. Wayne Nordberg .............................................  37
         William R. Sadler .............................................  28
         Edward K. von der Linde .......................................  12
         John J. Walsh .................................................  37

         EQUITY RESEARCH
         Eli M. Salzmann - Director of Research ........................  11
         Eileen K. Banko ...............................................   9
         Barbara G. Booth ..............................................  11
         Mark G. Brennan ...............................................   5
         Christopher Cox ...............................................   1
         Lesley-Jane Dixon* ............................................  11
         Robert J. Elias ...............................................  24
         Howard E. Hansen ..............................................  12
         Cinda C. Hughes* ..............................................  12
         Thomas W. In* .................................................   7
         Philip A. Kaukonen ............................................  11
         Catherine Knickerbocker .......................................  14
         Richard C. Larsen .............................................  26
         Rayna N. Lesser* ..............................................   1
         Gregory M. Macosko ............................................  17
         David S. Nelson ...............................................  17
         Christopher P. Pelinsky .......................................   5
         Melanie M. Smith ..............................................   4
         Michael T. Smith ..............................................  10
         Darcy H. Stern ................................................   6
         Paul J. Volovich ..............................................   2
         Donald G. Zerbarmni ...........................................  32

         Economist
         Burton Zwick ..................................................  19


         *Member of Developing Growth Fund Investment Management Team
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                                   page three

Lord Abbett Developing Growth Fund

---------------------
INVESTMENT PHILOSOPHY
---------------------

o Small Companies That Have Moved Beyond the High Risk, Formative Stage of Growth May Be Poised for a Period of Dramatic Growth

o A Disciplined Investment Approach Featuring Primary Fundamental Research, a Long-Term Horizon and Experienced Judgement Should Enable Us to Achieve Attractive Returns Without Excessive Volatility

o A Well-Diversified Portfolio of Growth Stocks with Carefully Chosen Entry Points Should Generate Superior Returns


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                                   page four

Lord Abbett Developing Growth Fund

------------------
INVESTMENT PROCESS
------------------

2,000 Stock Initial Universe            o     $100 - $750mm Small Cap Universe

  -----------------------               o     Revenue Growth Greater than Two
  Systematic Quantitative                     Times Nominal Economic Growth
         Screens                        o     Earnings Growth = Revenue Growth
  -----------------------               o     Debt % of Capital less than 30%
                                        o     Positive Current Earnings


400 Stock Candidate List

  -----------------------               o     Long Term Growth Companies
   Fundamental Research                 o     Leading Market Positions
  -----------------------               o     Competitive Advantages in Niche
                                              Markets
                                        o     Capable Management


200 Stock Candidate List

  -----------------------               o     Appropriate "Purchase Price Point"
   Proprietary Valuation                      Identified
          Model
  -----------------------


80 - 90 Stock Portfolio                 o     Long Term Growth Prospects
                                        o     Solid Fundamentals
                                        o     Good Valuation Support


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                                    page five

Lord Abbett Developing Growth Fund

----------------------
PORTFOLIO CONSTRUCTION
----------------------

o     Hold 80 - 90 stocks

o     Limit industry weight to 25% of asset value

o Maintain as fully-invested portfolio as feasible given need to meet redemptions

o     Annual portfolio turnover averages 40%


---------------
SELL DISCIPLINE
---------------

o     Fundamental change in company's business plan or management direction

o     Unanticipated external disruptions

o     Alternative stocks more attractive

o     Stock reaches 4.5% of portfolio asset value


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                                    page six

Lord Abbett Developing Growth Fund

-------------------------
PORTFOLIO CHARACTERISTICS (As of 12/31/97)
-------------------------

                                                     RUSSELL 2000    RUSSELL
                                                        GROWTH        2000
                                            FUND        INDEX*       INDEX*
                                           ------       ------       ------

Price/Earnings                             25.2x        34.1x        25.Ox
(1997 Average)

Price/Earnings                             19.Ox        22.9x        19.2x
(1998 Average)

5 Year EPS Growth

      Median                               20.5%        21.6%        14.3%

Price/Sales                                1.73x        1.97x        1.47x

Capitalization

      Weighted Median                      $380mm       $74Omm       $750mm

      Weighted Average                     $470mm       $830mm       $820mm


* Source: Frank Russell Company


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                                   page seven

Lord Abbett Developing Growth Fund

----------------------
SECTOR DIVERSIFICATION (As of 12/31/97)
----------------------
                                                         RUSSELL 2000
   SECTOR                             FUND               GROWTH INDEX*
   ------                             ----               -------------

Technology                            23.0%                  18.5%

Health Care                           13.1                   15.8

Consumer Discretionary &
Services                              22.8                   20.6

Consumer Staples                       1.8                    3.3

Integrated Oils                        0.0                    0.3

Other Energy                          12.9                    5.3

Materials & Processing                 4.1                    7.0

Producer Durables                     16.3                    9.7

Autos & Transportation                 0.0                    2.9

Financial Services                     4.7                   11.4

Utilities                              0.0                    4.2

Other                                  1.3                    1.0
                                       ---                    ---
TOTAL                                100.0%                 100.0%


*Source: Frank Russell Company


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                                   page eight

Lord Abbett Developing Growth Fund

----------------
TOP TEN HOLDINGS (As of 12/31/97)
----------------

    COMPANY NAME                                     % OF TOTAL
    ------------                                     ----------

    Plantronics, inc.                                   3.95%

    Information Management Resources                    3.53

    Orbital Sciences Corp.                              2.84

    McGrath Rent Corp.                                  2.54

    Ames Dept. Stores                                   2.14

    Technitrol Inc.                                     2.12

    Computer Learning Centers                           1.95

    CellStar Corp.                                      1.79

    Vintage Petroleum Inc.                              1.73

    Computer Products, Inc.                             1.62
                                                        ----

                                                       24.21%


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                                    page nine

Lord Abbett Developing Growth Fund

------------------
INVESTMENT RESULTS                                 Class A Shares*
------------------

                          ANNUAL RATES OF RETURN AT NAV

                                  RUSSELL 2000    RUSSELL 2000
                      FUND           GROWTH*         INDEX*
                      ----           -------         ------

      1997           30.77%          12.95%          22.36%
      1996           22.19           11.26           16.49
      1995           45.66           31.04           28.44
      1994            6.20           (2.43)          (1.82)
      1993           12.61           13.36           18.91
      1992           (3.08)           7.77           18.41
      1991           56.35           51.19           46.05
      1990           (6.41)         (17.41)         (19.51)
      1989           14.13           20.17           16.24
      1988            3.46           20.37           24.89
      1987            0.76          (10.48)          (8.77)


                         AVERAGE ANNUAL RATES OF RETURN
                                (Ending 12/31/97)

   1 Year            30.77%          12.95%          22.36%
   3 Years           32.52           18.09           22.33
   5 Years           22.72           12.74           16.41
  10 Years           16.64           13.49           15.76


* All results are based on changes in net asset value and assume reinvestment of all distributions. Past performance is not indicative of future results. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, see the Fund's prospectus.

*Source:  Frank Russell Company


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                                    page ten

Lord Abbett Developing Growth Fund

------------------
INVESTMENT RESULTS                                    Class A Shares*
------------------


                         AVERAGE ANNUAL RATES OF RETURN
            (REFLECTING THE DEDUCTION OF THE CLASS A SHARE MAXIMUM
                SALES CHARGE OF 5.75% AS REQUIRED BY THE SEC)
                                (Ending 12/31/97)

                                                FUND
                                                ----
                        1 Year                 23.30%
                        3 Years                29.92
                        5 Years                21.26
                       10 Years                15.95


* All results are based on changes in net asset value and assume reinvestment of all distributions. Past performance is not indicative of future results. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, see the Fund's prospectus.


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                                  page ten (a)

Lord Abbett Developing Growth Fund

------------------------------
DISTINGUISHING CHARACTERISTICS
------------------------------


o Portfolio Management Team with Extensive Experience in Small Cap Growth Investing

o Well Defined and Disciplined Methodology that Is Designed to Achieve Incremental Returns

o Support of an Investment Management Organization with Dedication to Fundamental Research


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                                   page eleven

Lord Abbett Developing Growth Fund

---------------
INVESTMENT TEAM
---------------

Robert G. Morris, Partner and Director of Equity Investments
Mr. Morris came to Lord Abbett in 1991 from Chase Manhattan Bank where he served as Vice President & Manager of Equity & Equity Investment Research. His prior experience includes: Research Vice President of Drexel, Burnham, Lambert, Inc., Industry Specialist for Merrill Lynch, Pierce, Fenner & Smith, and Investment Research Officer for Industrial Bank of Rhode Island. Mr. Morris received his BA in Economics from the State University of NY - Buffalo and his MA from Northeastern University. He has been in the investment business since 1971 and is a holder of the Chartered Financial Analyst designation.

Stephen J. McGruder, Senior Portfolio Manager
Mr. McGruder joined Lord Abbett in 1995. His prior experience includes: Vice President and Portfolio Manager of Wafra Investment Advisory Group, Vice President and Portfolio Manager of The Portfolio Group (Chemical Bank), Vice President and Portfolio Manager of Surveyor Fund with Alliance Capital which was the successor to F. Eberstadt & Co. where he was also Vice President of Chemical Fund. Mr. McGruder earned a BS in Chemistry from Stanford University and a BA in Business Economics from Claremont McKenna College. He is a holder of the Chartered Financial Analyst designation and has been in the investment business since 1969.

Lesley-Jane Dixon, Research Analyst
Ms. Dixon joined Lord Abbett in 1995 and has concentrated primarily on small capitalization stocks for the last five years. Her prior experience includes Wafra Investment Advisory Group, Shearson Lehman Brothers, and the American Stock Exchange. Ms. Dixon earned her BS in Business/Finance from Wake Forest University. She is a Chartered Financial Analyst Level II candidate and has been in the investment business since 1986.

Cinda C. Hughes, Associate Portfolio Manager
Ms. Hughes joined Lord Abbett in 1998. Her prior experience includes:
Analyst/Director of Equity Research at Phoenix Investment Counsel, Associate Strategist at Paine Webber, Inc./Kidder Peabody & Co., and Analyst-Technical Research at Fidelity Investment. Ms. Hughes received a BA in Economics from Rhodes College and is the holder of a Chartered Financial Analyst designation. Ms. Hughes has been in the investment business since 1986.

Thomas W. In, Research Analyst
Mr. In joined Lord Abbett in 1998. His prior experience includes: Assistant Vice President/Portfolio Manager at Deutsche Morgan Grenfell, Research Analyst at Salomon Brothers Inc. and Senior Associate at Coopers & Lybrand. Mr. In earned a BBA in Accounting from Bernard Baruch College.

Rayna N. Lesser, Research Analyst
Ms. Lesser joined Lord Abbett in 1996. Ms. Lesser earned her BA in Economics from Barnard College.


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

Lord Abbett Developing Growth Fund

--------------
FUND PORTFOLIO (As of 12/31/97)
--------------

Company Name                                 % of Portfolio
------------                                 --------------
Accelr8 Technology                                1.14%
Active Voice Corp.                                0.26
AdFlex Solutions Inc.                             0.50
Advanced Digital Info. Corp.                      0.21
Advanced Lighting Tech.                           0.54
Allin Communications Corp.                        0.18
Alphanet Solutions, Inc.                          0.99
Altron Corp.                                      0.42
Alydaar Software Corp.                            0.49
Amazon Com.                                       0.34
American Oilfield Divers                          0.61
Ames Dept. Stores                                 2.14
Ampex Corp.                                       0.40
Analogic Corp.                                    0.32
Armor Holdings                                    0.81
Arrow International Inc.                          0.84
ATC Communications Group                          0.25
ATC Group Services                                0.08
ATS Medical Inc.                                  0.29
Ault Inc.                                         0.20
Beringer Wine Estates                             0.29
Best Software Inc.                                0.12
Butler International Inc.                         1.02
CACI International Inc.                           0.45
Caere Corp.                                       0.41
Catellus Development Corp.                        1.13
CellStar Corp.                                    1.79
Chicago Miniature Lamp, Inc.                      0.57
CMG Information Serv.                             0.29
COGNICASE Inc.                                    0.64
Complete Business Solutions                       0.66
Computer Language Research                        0.32
Computer Learning Centers                         1.95
Computer Products, Inc.                           1.62
Computer Task Group, Inc.                         0.80
Core Laboratories N.V.                            0.98
Counsel Corp.                                     0.86
Crossman Communities Inc.                         0.34
Dailey International Inc.                         0.56
Dallas Semiconductor Corp.                        0.51
Data Dimensions Inc.                              0.31
Dawson Geophysical Co.                            0.40
Dawson Production Svcs.                           1.12
Dionex Corp.                                      0.38
Dreyer's Grand Ice Cream                          0.91
Edge Petroleum                                    0.85
Educational Develop. Corp.                        0.14
Employee Solutions                                0.16
Flow International Corp.                          0.28
Fluke Corp.                                       0.73
Friede Goldman Int'l Inc.                         0.62
G & K Services, Inc.                              1.15
GSE Systems Inc.                                  0.02
General Binding Corp.                             0.41
Gulf Island Fab                                   0.30
Harken Energy Corp.                               1.20
Health Care Service Group                         1.00
Hologic                                           1.62
Hooper Holmes                                     1.26
Horizon Hlth. Corp.                               1.04
Icos Corp.                                        0.43
Identix Inc.                                      0.36
IFR Systems                                       0.39
In Focus Systems                                  1.43
Info. Mgmt. Res.                                  3.53
Intersolv                                         0.84
IWERKS Entertainment Inc.                         0.22
JLG Industries, Inc.                              0.68
Kenneth Cole Productions A                        0.70
KOS Pharmaceuticals                               0.84
Kuhlman Corp.                                     0.44
Lancit Media Prod. Ltd.                           0.05
Landmark Systems Corp.                            0.87
Learning Company                                  1.21
LeCroy Corp.                                      0.54
Life Technologies, Inc.                           0.85
LTX Corp.                                         0.45
M/A/R/C Inc.                                      0.65
Mallon Resources Corp.                            0.16
Marquee Group Inc.                                0.14
Mastech Corporation                               0.75
Matria Healthcare Inc.                            0.21
Mathews International Corp.                       1.45
Maxxim Medical Inc.                               1.06
McGrath Rent Corp.                                2.54
Meadow Craft Inc.                                 0.33
Mercury Interactive Corp.                         0.55
Merix Corp.                                       0.19
Met-Pro Corp.                                     0.40
Micro Focus Group-ADR                             0.30
Micros Systems Inc.                               0.59
Molex, Inc. Class A                               1.09


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

Lord Abbett Developing Growth Fund

--------------
FUND PORTFOLIO (Continued)
--------------

Company Name                                 % of Portfolio
------------                                 --------------
Net Bank, Inc.                                    0.07
New West Eyeworks                                 0.22
Northland Cranberries                             0.32
Nuevo Energy Co.                                  0.31
O'Gara Company                                    1.21
OYO Geospace                                      0.05
Orbital Science Corp.                             2.84
Orthofix International N.V.                       0.59
Ostex International Inc.                          0.15
Ovio Technologies Inc.                            0.02
Park-Ohio Industries                              0.96
Phoenix Tech. Ltd.                                0.41
Photon Dynamics Inc.                              0.09
Physician Computer Network                        0.15
Physio-Control International                      0.63
Play by Play Toy & Novelties                      0.69
Plantronics, Inc.                                 3.95
PMC-Sierra Inc.                                   0.29
Polymer Group Inc.                                0.13
Power-One Inc.                                    0.09
Precision Response Corp.                          0.48
Professional Staff                                0.11
Protocol Systems Inc.                             0.58
Quicksilver, Inc.                                 0.63
Robert Mondavi Corp.                              0.55
Security First Network Bank                       0.46
Seitel Inc.                                       0.65
Sirena Apparel Group, Inc.                        0.17
SOS Staffing Services                             0.62
Smallworldwide Plc.                               0.35
SPS Transaction Svcs. Inc.                        0.13
Stage Stores                                      1.55
Steiner Leisure                                   0.44
Stone Energy Corp.                                0.76
Storage Computer                                  0.05
Superior Energy Svcs.                             0.40
Superior Services Inc.                            0.16
Tarrant Apparel                                   0.85
Technitrol Inc.                                   2.12
Teletech Holdings Inc.                            0.21
Thermadics Detection Inc.                         0.19
Thermedics Inc.                                   0.20
Trident Intl.                                     0.38
Topro Inc.                                        0.31
Toymax International Inc.                         0.38
Trico Marine Svcs. Inc.                           1.30
Ultratech Stepper Inc.                            0.30
Util Corporation                                  0.31
Veritas Vgc. inc.                                 0.34
Viasoft Inc.                                      0.48
Vintage Petroleum Inc.                            1.73
X-Rite, Inc.                                      0.28
York Group                                        0.34
Cash                                              4.57


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

Lord Abbett Developing Growth Fund

---------------------------------------
End Notes to Representative Client List
---------------------------------------

      The list reflects all of Lord, Abbett & Co.'s institutional accounts (not including commingled investment vehicles sponsored by another firm) managed in any of the firm's core management styles that have granted us permission to include their names on such a list. Inclusion of a client's name on the list should not be taken as an indication that the client approves or disapproves of Lord, Abbett & Co. or the advisory services provided.




      Investments in common stocks are subject to market fluctuations, providing the potential for gain and the risk of loss. Small capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of illiquidity and market volatility than large capitalization companies.

      For more complete information about Lord Abbett Developing Growth Fund, including charges and expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.


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